Concentration Risk - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019 USD ($)
Real Estate
Percentage of loan portfolio	44.00%
Maximum [Member]
Commitments to extend credit, Interest rate range	25.00%
Commitments to extend credit, Amount	$ 8,599,000